CONSOLIDATED STATEMENTS OF CASH FLOWS ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)		Mar. 31, 2019 INR (₨)
Cash flows from operating activities:
Net income before noncontrolling interest	₨ 326,006.4	$ 4,457.4	₨ 260,364.0		₨ 220,565.5
Adjustment to reconcile net income to net cash provided by operating activities
Provision for credit losses	154,233.4	2,108.7	117,621.9		72,279.3
Depreciation and amortization	13,860.2	189.5	12,800.3		12,247.8
Amortization of intangible assets	0.0	0.0	0.0		1.0
Amortization of deferred customer acquisition costs and fees	7,930.2	108.4	11,673.2		10,423.1
Amortization of premium (discount) on investments	5,875.3	80.3	5,196.8		4,532.1
Allowance on available for sale debt securities	2,915.1	39.9	9,109.0	[1]	1,081.0	[1]
Deferred tax expense/ (benefit)	(8,267.3)	(112.9)	(101.2)		(8,129.4)
Other gains, net	(7,428.4)	(101.6)	133.7		(6,717.5)
Share-based compensation expense	10,603.5	145.0	7,476.1		5,343.3
Net realized (gain) loss on sale of available for sale debt securities	(55,925.2)	(764.6)	(25,826.2)		(2,596.0)
(Gain) loss on disposal of property and equipment, net	(16.2)	(0.2)	81.9		(64.8)
Unrealized exchange (gain) loss	(356.8)	(4.9)	3,312.5		574.6
Net change in:
Investments held for trading	388,530.5	5,312.1	(227,480.4)		(96,555.7)
Accrued interest receivable	(15,804.6)	(216.1)	(9,752.6)		(15,060.3)
Other assets	82,993.4	1,134.7	(140,959.9)		(112,726.3)
Accrued interest payable	(2,073.9)	(28.4)	563.7		13,775.0
Accrued expense and other liabilities	18,700.6	255.7	146,966.9		84,299.5
Net cash provided by operating activities	921,776.2	12,603.0	171,179.7		183,272.2
Cash flows from investing activities:
Term placements, net	4,168.0	57.0	6,055.7		24,447.4
Activity in available for sale debt securities:
Purchases	(3,217,140.1)	(43,986.1)	(2,608,516.6)		(1,781,754.9)
Proceeds from sales	1,609,149.3	22,000.9	1,214,082.0		453,778.9
Maturities, prepayments and calls	784,327.6	10,723.6	653,889.0		937,072.0
Net change in repurchase agreements and reverse repurchase agreements	(171,982.8)	(2,351.4)	160,195.5		609,805.1
Loans purchased	(189,797.8)	(2,595.0)	(252,738.1)		(240,356.2)
Repayments on loans purchased	124,275.6	1,699.1	122,821.6		89,713.3
Increase in loans originated, net of principal collections	(1,446,355.1)	(19,775.1)	(1,428,007.7)		(1,610,724.3)
Additions to property and equipment	(17,806.5)	(243.5)	(18,294.3)		(16,355.0)
Proceeds from sale or disposal of property and equipment	152.8	2.1	182.4		212.3
Activity in equity securities, net	(140.7)	(1.9)	(157.9)		(2,821.4)
Net cash used in investing activities	(2,521,149.7)	(34,470.3)	(2,150,488.4)		(1,536,982.8)
Cash flows from financing activities:
Net increase in deposits	1,882,763.1	25,741.9	2,213,972.5		1,331,850.9
Net increase (decrease) in short-term borrowings	(138,024.7)	(1,887.1)	(277,587.3)		(127,707.1)
Proceeds from issue of shares by a subsidiary to noncontrolling interests	492.4	6.7	466.8		459.8
Proceeds from issuance of long-term debt	481,989.2	6,590.0	272,104.7		320,093.6
Repayment of long-term debt	(326,285.0)	(4,461.1)	(315,209.6)		(224,084.5)
Proceeds from issuance of equity shares for options exercised	17,601.0	240.6	18,486.8		22,008.2
Proceeds from issuance of equity shares (net of issuance cost)			0.0		235,896.2
Payment of dividends and dividend tax	(166.6)	(2.3)	(66,447.3)		(41,015.2)
Net cash provided by financing activities	1,918,369.4	26,228.7	1,845,786.6		1,517,501.9
Effect of exchange rate changes on cash and due from banks, and restricted cash	(262.2)	(3.6)	10,610.5		(3,069.7)
Net change in cash and due from banks, and restricted cash	318,733.7	4,357.8	(122,911.6)		160,721.6
Cash and due from banks, and restricted cash, beginning of year	611,961.0	8,367.0	734,872.6		574,151.0
Cash and due from banks, and restricted cash, end of year	930,694.7	12,724.8	611,961.0		734,872.6
Supplementary cash flow information:
Interest paid	594,390.9	8,126.8	617,749.1		520,351.2
Income taxes paid, net of refunds	130,214.5	1,780.3	104,013.4		119,365.0
Non-cash investment activities
Payable for purchase of property and equipment	2,061.2	28.2	1,232.7		1,323.7
Trade date sale receivable of available for sale debt securities	₨ 0.0	$ 0.0	₨ 32,730.8		₨ 0.0

[1]	For fiscal 2019 and 2020 the amount represents Other than temporary impairment. The Bank adopted the CECL accounting guidance on April 1, 2020.